Note 23 - Stock-Based Compensation (Details) - Stock Options Outstanding - United States Dollar Options: In Thousands, except Per Share data, unless otherwise specified			12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CAD	Oct. 31, 2013 $6.15 [Member] United States Dollar Option [Member] USD ($)	Oct. 31, 2013 $15.89 - $15.91 [Member] United States Dollar Option [Member] USD ($)	Oct. 31, 2013 United States Dollar Option [Member] USD ($)	Oct. 31, 2012 United States Dollar Option [Member] USD ($)	Oct. 31, 2011 United States Dollar Option [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices			$ 6.15	$ 15.89
Range of Exercise Prices				$ 15.91
Weighted Average Remaining Contractual Life (Years)			2 years 36 days	1 year 219 days	1 year 219 days	2 years 6 months	3 years 219 days
Options Outstanding, Number (in Shares)	93	93	3	90	93	156	157
Options Outstanding, Weighted Average Exercise Price	$ 15.66		$ 6.15	$ 15.91	$ 15.66	$ 15.73	$ 15.72
Options Exercisable, Number (in Shares)	93	93	3	90	93	156
Options Exercisable, Weighted Average Exercise Price	$ 15.66	10.75	$ 6.15	$ 15.91